COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

Purchase Commitments

The Company has entered into purchase commitments for streaming content with future payments (net of VAT) amounting to RUB 3,991 ($53.7) in 2022, RUB 2,057 ($27.7) in 2023, RUB 409 ($5.5) in 2024 and RUB 130 ($1.8) in 2025. The Company has also entered into purchase commitments for other goods and services with future payments, excluding value added tax, amounting to RUB 16,823 ($226.4) in 2022, RUB 19,944 ($268.5) in 2023, RUB 8,923 ($120.1) in 2024, RUB 305 ($4.1) in 2025, RUB 111 ($1.5) in 2026 and RUB 168 ($2.3) in 2027 and thereafter.

Legal Proceedings

In the ordinary course of business, the Company is a party to various legal proceedings, and subject to claims, certain of which relate to copyright infringement, as well as to the alleged breach of certain contractual arrangements. The Company intends to vigorously defend any lawsuit and believes that the ultimate outcome of any pending litigation, other legal proceedings or other matters will have no material adverse effect on the financial condition, results of operations or liquidity of the Company.

The Company records a liability when it is probable that a loss has been incurred and the amount can be reasonably estimated. Losses that are reasonably possible and can be estimated are disclosed. Significant judgment is required to determine both likelihood of there being and the estimated amount of a loss related to such matters. As of December 31, 2020 and 2021, the Company recorded corresponding liabilities of RUB 39 and RUB 16 ($0.2) respectively, in the Accounts payable, accrued and other liabilities line on the consolidated balance sheets for all of its legal matters that were probable and reasonably estimable.

As of December 31, 2021, the Company was subject to various legal and regulatory matters that have arisen in the normal course of business. Related claims amounted to RUB 3,571 ($48.1) and include, among others, employment-related claims, data and privacy matters, claims for compensation in connection with car accidents in the Ride-hailing segment, claims for termination of contracts, copyright infringement claims and other matters. The Company has not recognized a liability in respect of those claims because the management does not believe that the Company has incurred a probable material loss by reason of any of those matters.

Environment and Current Economic Situation

Current Geopolitical Environment

The Company’s operations are primarily located in the Russian Federation. The current geopolitical situation creates critical risks for the Company and its operations both in Russia and internationally.

The current geopolitical crisis and international actions in response have materially and adversely impacted the macroeconomic environment in Russia, resulting in significant currency rate volatility, the imposition of currency controls, materially increased interest rates and inflation, and a contraction in consumer spending, as well as the withdrawal of a number of Western businesses from the Russian market or reduction in operations and services there. These factors are likely to materially and adversely affect our results of operations in our core market.

General Market Conditions in 2021

In the ordinary course, the Company is exposed to the economic and financial markets of the Russian Federation which display characteristics of an emerging market. The legal, tax and regulatory frameworks continue to develop and are subject to interpretation and frequent changes.

The 2021 year showed strengthening of the Russian economy as well as gradual recovery of consumer demand and improvement of financial performance of many businesses, reflecting the lower base as a result of the pandemic.

COVID-19

At the beginning of the year, public health measures had begun to control the COVID-19 pandemic and many restrictions were loosened. The number of new COVID-19 cases in Russia started to grow again in September, which continued into December and January 2022, when case numbers in the Russian Federation reached a new record high. As such, in the second half of 2021, many regions in Russia introduced various lockdown measures and restrictions.

In order to curb the spread of the disease, the Russian government announced non-working days twice in 2021 - between May holidays and for a week from October 30 to November 7; however, restrictions during non-working days were less significant compared to those in force during 2020 and did not have a large-scale negative impact on all macroeconomic indicators, business activity and consumer confidence. Most people continued to work and study remotely. Overall, during 2021, the COVID-19 pandemic, even during new waves in the second half of the year, did not have a significant impact on the Company’s key businesses, many of which showed acceleration of growth over the prior year.

Macroeconomic Conditions in 2021

According to the statistical office of the Russian Federation (Rosstat), real GDP in Russia was up 4.7% in 2021, production increased in almost all sectors of the economy and most industries even exceeded 2019 levels. The Ministry of Economic development noted that the growth fully compensated for the decrease of 2.7% recorded in 2020. The GDP growth in 2021was mainly driven by final consumption expenditures that grew 7.1% as a result of a noticeable revival of consumer demand, household expenditures on final consumption of goods and services, and by gross capital formation, which increased by 8.7% on the back of the growth of investment activity of businesses. The federal budget registered a surplus of RUB 0.5 trillion (0.4% of GDP) in 2021, compared to a deficit of RUB 4.1 trillion (3.8% of GDP) in 2020. The budget was balanced by higher oil prices and a recovery of business activity.

Overall economic recovery improved the unemployment situation in 2021. According to Rosstat, in 2020 the unemployment rate in Russia reached its highest level in 10 years, 5.9%. In 2021, the rate started to gradually decrease and reached the level of 4.3% in September 2021 and maintained by the end of the year. Real disposable incomes of the population increased by 3.1% in 2021. This is the highest increase since 2013; the figure has exceeded the pre-pandemic level by 1 percentage point.

Inflation resulted in 8.4% for the year 2021 (the highest since 2015) compared to 4.9% in 2020. In order to respond to inflation growth and to control the growth of consumer prices, during 2021 the Central Bank of Russia increased key rate 7 times a year from 4.25% to 8.5% in December 2021.

The recovery of global economic activity and oil demand on the back of growing efficiency of measures taken against COVID-19, as well as OPEC+ regulation of the oil market were the most important drivers of oil prices growth in 2021. By the end of December 2021, the price of Brent crude oil rose by 13.3%, to $77.72 a barrel, periodically climbing as high as $80 a barrel due to an unusually cold December in Europe and the United States. Over the year, Brent prices increased by 50%, resulting in an annual average of $71 a barrel in 2021, which is the highest in the past three years.

All of these factors, among others, contributed to the 22% increase in the total advertising market in 2021 (based on AKAR data). Notably, the digital advertising market has outperformed the majority of other formats and increased by 24% in 2021. Online advertising has increased its share in the total advertising market from 53.4% in 2020 to 54.3% in 2021.

The Russian ruble fluctuated throughout 2021. During the first 10 months of 2021, the growth of the Russian currency against the dollar and euro was 4.5% and 9.9% respectively, outperforming the dynamics of all currencies of other developing countries. However, in November 2021, the ruble weakened against the U.S. dollar by 5.5% as a consequence of geopolitical environment, resulting in the ruble being weak against the dollar by 0.6% overall since the start of the financial period.

Taxation in Russia

Taxes are subject to review and investigation by a number of authorities authorized by law to impose fines and penalties. Although the Company believes it has provided adequately for all tax liabilities based on its understanding of the tax legislation, the above factors may create tax risks for the Company. As of December 31, 2021, approximately RUB 1,345 ($18.1) of unrecognized tax benefits have been recorded as liabilities (RUB 427 as of December 31,2020), and the Company is uncertain as to if or when such amounts may be settled (Note 10). Related to unrecognized tax benefits, the Company has also recorded a liability for potential penalties of RUB 249 ($3.3) and interest of RUB 118 ($1.6) (RUB 84 and RUB 73, respectively, as of December 31, 2020). As of December 31, 2021, except for the income tax contingencies described above, the Company accrued RUB 1,181 ($15.9) for contingencies related to non-income taxes, including penalties and interest (RUB 382 as of December 31, 2020). Additionally, the Company has identified possible contingencies related to non-income taxes, which are not accrued. Such possible non-income tax contingencies could materialize and require the Company to pay additional amounts of tax. As of December 31, 2021, the Company estimated such contingencies related to non-income taxes, including penalties and interest, to be up to approximately RUB 24,396 ($328.4) (RUB 14,921 as of December 31, 2020).